Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Class A Ordinary shares		Class B Ordinary shares		Subscription receivables	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive Loss	Total Company’s equity (deficit)	Non-controlling interests	Total
Balance at Dec. 31, 2022		$ 3	[1]	$ 25	[1]	$ (576)	$ 576,820	$ (299,220)	$ (2,586)	$ 274,466	$ (2,578)	$ 271,888
Balance (in Shares) at Dec. 31, 2022	[1]	32,715,010		253,470,511
Net loss			[1]		[1]			(265,294)		(265,294)	(1,401)	(266,695)
Foreign currency translation			[1]		[1]				(1,708)	(1,708)	163	(1,545)
Liabilities obligated by shareholders (Note 9)			[1]		[1]		15,000			15,000		15,000
Execution of warrants to ordinary shares			[1]		[1]	576	12			588		588
Execution of warrants to ordinary shares (in Shares)	[1]			1,000
Issuance of ordinary shares	[2]		[1]	$ 1	[1]		18,358			18,359		18,359
Issuance of ordinary shares (in Shares)	[1],[2]			2,378,171
Share-based compensation		$ 1	[1]		[1]		23,338			23,339		23,339
Share-based compensation (in Shares)	[1]	3,635,001
Balance at Dec. 31, 2023		$ 4	[1]	$ 26	[1]		633,528	(564,514)	(4,294)	64,750	(3,816)	60,934
Balance (in Shares) at Dec. 31, 2023	[1]	36,350,011		255,849,682
Net loss			[1]		[1]			(172,535)		(172,535)	(191)	(172,726)
Foreign currency translation			[1]		[1]				189	189	36	225
Liabilities obligated by shareholders (Note 9)			[1]		[1]		45,000			45,000		45,000
Balance at Dec. 31, 2024		$ 4	[1]	$ 26	[1]		678,528	(737,049)	(4,105)	(62,596)	(3,971)	(66,567)
Balance (in Shares) at Dec. 31, 2024	[1]	36,350,011		255,849,682
Net loss			[1]		[1]			(167,342)		(167,342)	(225)	(167,567)
Issuance of shares for debt extinguishment			[1]		[1]		117			117		117
Issuance of shares for debt extinguishment (in Shares)	[1]			84,134
Issuance of shares to acquire16.58% equity interest in Aitos	[3]		[1]	$ 1	[1]		1,606			1,607		1,607
Issuance of shares to acquire16.58% equity interest in Aitos (in Shares)	[1],[3]			5,181,250
Contribution from shareholders			[1]	$ 1	[1]		750			751		751
Contribution from shareholders (in Shares)	[1]			1,851,852
Foreign currency translation			[1]		[1]				(1,570)	(1,570)	(131)	(1,701)
Share-based compensation			[1]	$ 5	[1]		117,240			117,245		117,245
Share-based compensation (in Shares)	[1]			71,376,511
Balance at Dec. 31, 2025		$ 4	[1]	$ 33	[1]		$ 798,241	$ (904,391)	$ (5,675)	$ (111,788)	$ (4,327)	$ (116,115)
Balance (in Shares) at Dec. 31, 2025	[1]	36,350,011		334,343,429

[1]	Shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.
[2]	On December 29, 2023, the Company issued 2,378,171 Class B ordinary shares of a par value of US$0.0001 each to W. Motors Automotive Group Holding Limited. See Note 22 for more details
[3]	On September 18, 2025, the Company issued 5,181,250 Class B ordinary shares to acquire 1,745 ordinary shares of Aitos.io Pte. Ltd. (“Aitos”), representing approximately 16.58% of Aitos’s issued and outstanding share capital. See Note 7 and Note 22 or further details.